ADVANCES RECEIVABLE (Narrative) (Details) - Kilo Goldmines Ltd [Member]	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan	$ 50,044	$ 65,000
Interest rate	8.00%
Term of unsecured loan	12 months
Interest accrued	$ 1,031
Non-interest bearing, unsecured balance receivable	$ 12,820		$ 50,581